Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Other Assets
Other current and non-current assets consist of the following:

As of December 31	2018	2019
(in millions)	€	€

Advance payments to Carl Zeiss SMT GmbH	231.1	215.2
Prepaid expenses	299.6	372.5
Derivative financial instruments [1]	42.2	34.5
VAT	116.0	89.5
Other assets	83.7	131.1
Other current assets	772.6	842.8

Advance payments to Carl Zeiss SMT GmbH	533.4	585.3
Derivative financial instruments [1]	59.7	103.0
Compensation plan assets	43.1	55.1
Non-current accounts receivable	150.7	67.8
Other assets	19.2	19.2
Other non-current assets	806.1	830.4

1.
For further details on derivative financial instruments see Note 24 Financial risk management.